FINANCE EXPENSES (Schedule of Finance Expenses) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Expenses
Interest expense and other finance expenses	₪ 50	₪ 59	₪ 55
Interest for lease liabilities	18	18	20
Finance expenses	₪ 68	₪ 77	₪ 75